Fair Value Measurements (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of obligations in connection with acquisitions	$ 696		$ 727
Solid Concepts Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Remaining obligations in connection with acquisitions	3,300
Increase to fair value of deferred payments if Company's share price increased by 10%	3,500
Increase to fair value of deferred payments if there was a 10% change in share price volatility used in calculation of discount	300
Increased fair value of deferred payments liability	$ 100
Solid Concepts Inc [Member] | Ordinary Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ordinary shares issued as consideration for business acquisition		152,633
Value of ordinary shares issued as consideration for business acquisition		$ 3,100
Cash given as consideration for business acquisition		$ 400